Loans	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Loans
The following table presents the loan portfolio:

	December 31,
	2024	2023
Loans - principal balance	8,375,172	7,195,567
Interest receivable	117,931	109,082
Unearned interest and deferred fees	(31,116)	(24,719)
Gross balance	8,461,987	7,279,930
Loss allowances	(78,158)	(59,410)
Loans, net	8,383,829	7,220,520

During the year 2024, the Bank sold loans measured at FVTPL for $67 million, realizing a gain of $251 thousand and FVOCI for $20 million, realizing a gain of $68 thousand, recognized in the line loss on financial instruments, net.
The fixed and floating interest rate distribution of the loan portfolio is as follows:

	December 31,
	2024	2023
Fixed interest rate	4,932,569	3,875,937
Floating interest rates	3,529,418	3,403,993
Total	8,461,987	7,279,930
As of December 31, 2024, 75% (2023: 71%) of the loan portfolio at fixed interest rates has remaining maturities of less than 180 days. Interest rates on loans ranges from 4.63% to 16.28% (2023:1.95% to 16.01%).
The following table details information relating to loans granted to class A and B shareholders:

	December 31,
	2024	2023
Loans to class A and B shareholders	556,000	397,300
% Loans to class A and B shareholders over total loan portfolio	7%	6%
% Class A and B stockholders with loans over number of class A and B stockholders	13%	10%